As filed with the Securities and Exchange Commission on April 29, 2026

Registration Nos.  333-239741

811-06130

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

(Exact Name of Registered Separate Account)

NASSAU LIFE INSURANCE COMPANY

(Name of Insurance Company)

One American Row,

Hartford, Connecticut 06102-5056

(Address of Insurance Company's Principal Executive Offices) (Zip Code)

860-403-5000

(Insurance Company's Telephone Number, including Area Code)

Kostas Cheliotis, Esq.

Nassau Life Insurance Company

One American Row

Hartford, Connecticut, 06102-5056

(Name and Address of Agent for Service)

Copies of all communications to:

Kostas Cheliotis
Vice President, General Counsel, Secretary
Nassau Life Insurance Company
One American Row
P.O. Box 5056, Hartford, CT 06102-5056

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 ("Securities Act").

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Deferred variable annuity contracts

THE Tax Tamer® I

An Individual Variable Annuity Contract

Administrative Office

Regular Mail: P.O. Box 22012, Albany, New York 12201

Overnight Mail: 15 Tech Valley Drive, Suite 201,

East Greenbush, New York 12061-4142

Phone Number: 1-800-832-7783 (8:30 A.M. and 5:00 P.M., Eastern Time)

Fax: 1-321-400-6317

Website: www.nfg.com

Offered by Nassau Life Insurance Company through First Investors Life Variable Annuity Fund C

This prospectus describes an individual variable annuity contract (the “Contract”) formerly offered by Nassau Life Insurance Company (“NNY”, “We”, “Us” or “Our”). The Contract provides You with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if You so elect, receive annuity payments for a lifetime based upon the Contract’s accumulated value.

The Contract is no longer available for new sales. Existing Contractowners may continue to make additional Purchase Payments.

When You invest in a Contract, You allocate Your Purchase Payments (less certain charges) to the variable investment options available under the Contract, which are the subaccounts ("Subaccounts") of First Investors Life Variable Annuity Fund C (“Separate Account C” or “Separate Account”). Additional information about each of the investment options available under the Contract can be found in Appendix A: Investment Options Available Under the Contract.

NNY does not guarantee the performance of the Subaccounts. The amount You accumulate depends upon the performance of the Subaccounts in which You invest. You bear all of the investment risk, which means that You could lose money.

The Contract is a complex investment and involves risks, including potential loss of the principal amount invested. The Contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. Our obligations under the Contract are subject to Our financial strength and claims-paying ability.

The availability of investment options described in this prospectus may vary depending on the broker-dealer through which Your Contract was purchased. See Appendix B: Financial Intermediary Variations.

The Contract may not be available in all states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. NNY does not authorize any information or representations regarding the Contract other than as described in this prospectus or any supplements thereto or in any supplemental sales material We authorize.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The SEC has not approved or disapproved these securities or passed judgment on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is May 1, 2026.

i

GLOSSARY OF SPECIAL TERMS

Accumulated Value – The value of all the Accumulation Units credited to the Contract.

Accumulation Period – The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit – A unit that measures the value of a Contractowner’s interest in a Subaccount of Separate Account C before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Administrative Office: The office set forth on the cover page of this prospectus.

Annuitant – The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date – The date on which We begin making annuity payments.

Annuity Unit – A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuity Value – The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary – The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Business Day – Any date on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Contract – An individual variable annuity Contract offered by this prospectus.

Contractowner – The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

Fund – A mutual fund underlying this Contract.

General Account – All assets of NNY other than those allocated to Separate Account C and other segregated investment accounts of NNY.

Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to Us at Our Administrative Office or other office We may designate (“Administrative Office”), that contains all information required by Us to process the transaction.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Joint Annuitant – The designated second person under a joint and survivor life annuity.

Net Accumulated Value – The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account C or the Separate Account – The segregated investment account entitled “First Investors Life Variable Annuity Fund C”, established by NNY pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

Subaccount – A segregated investment subaccount under Separate Account C. Each Subaccount invests in the shares of a single Fund.

Valuation Period – The period beginning at the end of any Business Day and extending to the end of the next Business Day.

Variable Annuity Payment – Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We, Us (and Our) – NNY.

You (and Your) – A Contractowner who is reading the prospectus.

1

OVERVIEW OF THE CONTRACT

The following is intended as a summary. Please read each section of this prospectus for additional detail.

General overview of the contract.

This annuity Contract is between You and NNY. The Contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the Contract for other purposes should consult with their tax advisors. If You are purchasing a Contract for an IRA or qualified retirement plan, You should note that this Contract does not provide any additional tax deferral benefits beyond those provided by the IRA or qualified retirement plan and You should not consider the Contract for its tax treatment, but for its investment and annuity benefits.

Because the Contract is designed for investors who intend to accumulate funds for retirement or other long-term financial planning purposes, the Contract is best suited for those with a long term investment horizon. Although You have the ability to make partial withdrawals and/or fully surrender the Contract at any time during the Accumulation Phase, the Contract should not be viewed as a highly liquid investment. Withdrawals will also be subject to income taxes as well as tax penalties if taken before age 59½. Withdrawals can also significantly reduce the death benefit. Failure to hold the Contract for the long-term would mean that You lose the opportunity for the performance of Your chosen investment options to grow on a tax-deferred basis. Thus, the Contract’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Contract, has a long investment horizon, and has purchased the Contract for retirement purposes or other long-term financial planning purposes. The Contract is not intended for those who intend to engage in frequent trading among the variable investment options within the Separate Account.

The Contract has two phases: an Accumulation Phase and a Payout Phase. During the Accumulation Phase, You can apply Purchase Payments to Your Contract, and We provide a death benefit. You bear the investment risk, whether a gain or loss, for any Accumulated Value allocated to the Separate Account. The Payout Phase begins when You start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contract. You can select one of several annuity income payment options. Once You convert to the Payout Phase, You receive a stream of annuity payments. However, You will be unable to make withdrawals of the annuitized amount. Moreover, when you annuitize, the Contract’s death benefit terminates and any amount payable upon death will depend on the annuity option You select.

The Contract offers only variable investment options. Investments in the variable options provide results that vary, and depend upon the performance of the underlying Funds. The owner assumes the risk of gain or loss according to the performance of the underlying Funds. There is no guarantee that the Accumulated Value will equal or exceed Purchase Payments made under the Contract.

Additional information about each Fund is provided in Appendix A to this prospectus.

Purchase Payments and Transfers.

You may make additional Purchase Payments of at least $200 each during the Accumulation Phase of the Contract. We generally do not limit the maximum amount of Purchase Payments under a Contract. Your Purchase Payments are allocated to the Subaccounts as You instruct, subject to certain limitations.

Prior to the Annuity Commencement Date, You may elect to transfer all or any part of the Accumulated Value among one or more Subaccounts, subject to the limitations established for the Subaccounts. After the Annuity Commencement Date under Variable Annuity Payment options, You may elect to transfer all or any part of the Annuity Unit value among one or more investment options. Transfers between the investment options are subject to disruptive trading and market timing restrictions.

Withdrawals.

You may make a partial or full surrender of Your Contract during the Accumulation Phase for its Accumulated Value without any surrender charge.

Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contractowner is under age 59½. For more information, see “Federal Income Taxes.”

Guaranteed Death Benefit.

For no additional charge, the Contract provides for payment to the Beneficiary on the death of the Annuitant any time before the Maturity Date of the Contract. The Contract guarantees that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total of all Purchase Payments less any withdrawals; or (ii) the Accumulated Value.

Upon the death of a Contractowner who is not also the Annuitant, We pay only the Accumulated Value to the Beneficiary.

2

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.			Fee Table
Are There Transaction Charges?

Yes.

We deduct a sales charge from Your Purchase Payments at the time You make a Purchase Payment. The sales charge is a percentage of each Purchase Payment that is determined based on Your cumulative Purchase Payments. The maximum sales charge is 7%.

Fee Table; Contract Expenses—Sales Charge
Are There Ongoing Fees and Expenses?

Yes.

The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

Fee Table; Contract Expenses; Appendix A: Investment Options Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base contract	1.00%(1)	1.00%(1)
	Fund fees and expenses	0.21%(2)	1.35%(2)
(1) As a percentage of daily average Accumulated Value. (2) As a percentage of underlying Fund assets. Underlying Fund fees are as of 12/31/2025. Fund fees can vary from year to year.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$1,146	$2,116
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals

3

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

•   This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•   Amounts withdrawn from the Contract may result in taxes and tax penalties.

•   Purchase Payments may be subject to substantial front-end sales charges that reduce your investment in the Contract.

•   The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?

•   An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract.

•   Each Fund will have its own unique risks, and You should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract; Appendix A: Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to NNY, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of NNY. More information about NNY, including its financial strength ratings, is available at www.nfg.com.	Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•   NNY reserves the right to remove or substitute Funds available under the Contract.

•   You may not allocate less than 10% of a Purchase Payment to any Subaccount You select.

•   When You reallocate the Accumulated Value of Your Contract among the Subaccounts, You may invest no less than 10% of the aggregate Accumulated Value in each of the Subaccounts You select.

•   We reserve the right to limit transfers if frequent or large transfers occur.

•   The availability of investment options may vary depending on the broker-dealer through which Your Contract was purchased.

Nassau Life, the Separate Account and the Subaccounts Policies on Frequent Reallocation Among Subaccounts; The Contract in Detail; Appendix B: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

•   Withdrawals may significantly reduce the death benefit.

•   Except as otherwise provided, benefits may not be modified or terminated by us.

•   The availability of Contract benefits may vary depending on the broker-dealer through which Your Contract was purchased.

Benefits Available Under the Contract; Appendix B: Financial Intermediary Variations

4

	TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   If You purchase the Contract through an individual retirement account (IRA) or a qualified retirement plan, You do not receive any additional tax benefit.

•   Earnings on Your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59½.

Federal Tax Information

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold or service a Contract, We generally pay compensation as a percentage of Purchase Payments invested in the Contract. We also may pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a Contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this Contract over another investment. Currently, We do not offer this Contract for new sales.

Distribution of the Contract

Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer You this Contract in place of another contract You currently own. Similarly, some investment professionals may have a financial incentive to offer You a new contract in place of this one. You should only exchange a contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own Your existing contract. Currently, We do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Distribution of the Contract

5

FEE TABLE

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.

Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of Purchase Payment)	7.00%[1]
Surrender Charge	None

[1]	The Sales Charge percentage that applies to a Purchase Payment is determined based on Your aggregate Purchase Payments while You own the Contract. The Sales Charge on a Purchase Payment is as follows:

Aggregate Amount of Purchase Payment(s)	Sales Charge*
Less than $25,000	7.00%
$25,000 but under $50,000	6.25
$50,000 but under $100,000	4.75
$100,000 but under $250,000	3.50
$250,000 but under $500,000	2.50
$500,000 but under $1,000,000	2.00
$1,000,000 or over	1.50

* Due to rounding of numbers and calculating a sales charge, You may pay more or less than what is shown in the table. The percentages shown also assume that We have deducted no premium taxes.

See “FINANCIAL INFORMATION – CONTRACT EXPENSES—Sales Charge” for additional information.

The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Fund fees and expenses).

Annual Contract Expenses
Administrative Expenses
Maximum	$7.50	[1]
Current	None
Base Contract Expenses (as a percentage of daily average account value)	1.00%[2]

[1]	We may deduct an administrative charge if the Accumulated Value of a Contract is less than $1,500 because of partial withdrawals. See “FINANCIAL INFORMATION – OTHER EXPENSES—Administrative Charge” for additional information.
[2]	We call this charge the Mortality and Expense Risk Charge elsewhere in this prospectus. See “FINANCIAL INFORMATION – CONTRACT EXPENSES — MORTALITY AND EXPENSE RISK CHARGE” for additional information.

6

The next item shows the minimum and maximum total operating expenses charged by the underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of underlying Funds available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A.

	Minimum	Maximum
Annual Underlying Fund Expenses[1] (Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.21%	1.35%

[1]	Underlying Fund expenses are as of 12/31/25, and can vary from year to year. The fees set forth here do not reflect the effect of any expense reimbursement arrangements or fee waiver arrangements.

Example

This Example is intended to help You compare the cost of investing in the variable options of the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual underlying Fund expenses.

The Example assumes that You invest $100,000 in the variable options of the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive annual Fund expenses. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

If You surrender, annuitize or do not surrender Your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$13,306	$25,552	$37,325	$64,808

7

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend on the performance of the underlying Funds You select. Each Fund may have its own unique risks.

Variable annuities are not a short-term investment vehicle. Purchase Payments may be subject to substantial front-end sales charges that reduce your investment in the Contract. It could take several years (if ever) to recover a sales charge through investment performance. Partial withdrawals may significantly reduce the death benefit. Full or partial withdrawals will be subject to income tax to the extent that they consist of earnings, and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Contract.

Investment Risk.

You bear the risk of any decline in the Accumulated Value caused by the performance of the underlying Funds. Those Funds could decline in value very significantly, and there is a risk of loss of Your entire amount invested. The risk of loss varies with each Fund. The investment risks are described in the prospectuses for the Funds.

If on any Valuation Date the total Accumulated Value equals zero, the Contract will immediately terminate without value.

8

Insurance Company Insolvency.

An investment in the Contract is subject to the risks related to NNY, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of NNY. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to meet Our obligations under the Contract. In particular, Our experiencing financial difficulty could interfere with Our ability to fulfill Our obligations under the death benefit and annuity payments.

Risks Associated with Contract Changes.

Among other rights We reserve under the Contract, We reserve the right to add or remove variable investment options and substitute underlying funds.

Tax Consequences.

Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

The death benefit paid to the Beneficiary of a Contract is taxed for those purposes as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s Investment in the Contract. Thus, if Your primary objective is to pass wealth on to Your heirs, a life insurance policy may be more appropriate for You. For federal tax purposes, the amount of the death benefit on a life insurance policy passes federal income-tax free (though not necessarily federal estate-tax free) to the Beneficiary; an annuity death benefit does not.

Cyber Security and Business Continuity Risks.

Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, such events may interfere with our administration of the Contract, including order processing; impact our ability to calculate unit values or other Contract values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Contract transactions, and otherwise administer the Contract. For example, such events could lead to delays in our processing of Contract transactions, including orders, and could negatively impact our ability to calculate unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

9

NASSAU LIFE, THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

Nassau Life Insurance Company

NNY, with its home office at One American Row, Hartford, Connecticut 06102-5056, is a stock life insurance company organized under the laws of the State of New York. NNY is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of NNY is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

NNY is part of Nassau Financial Group L.P. (the “Nassau Group”). NNY has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of NNY include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the Contracts, and the Nassau Companies of New York, which provides administrative services for the Contracts.

Prior to July 8, 2020, the issuer of the Contract was Foresters Life Insurance and Annuity Company (“FLIAC”). FLIAC was acquired by NNY on July 1, 2020. Following the acquisition, on July 8, 2020, FLIAC merged with and into NNY, with NNY as the surviving company (the “Merger”). Upon completion of the Merger, FLIAC’s corporate existence ceased by operation of law. As the surviving company, NNY assumed all the rights, duties and obligations of FLIAC, including those related to the Separate Account. The Separate Account became a separate account of NNY. NNY assumed legal ownership of the assets of the Separate Account and responsibility for the liabilities and obligations of all outstanding Contracts. The Merger did not affect the terms of, or the rights and obligations under, the Contracts other than to change the insurance company that provides Contract benefits from FLIAC to NNY. The Contracts continue to be funded by the Separate Account. Contract values did not change as a result of the Merger. No additional charges were imposed and no deductions were made as a result of the Merger. The Merger did not have any tax consequences for Contractowners.

We are obligated to pay all amounts promised to investors under the Contract, subject to our financial strength and claims-paying ability.

For information or service concerning a Contract, You may contact Us in writing at Our Administrative Office at P.O. Box 22012, Albany, New York 12201 (or 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061 for overnight mailings). You may also call Us at 1-800-832-7783 between the hours of 8:30 A.M. and 5:00 P.M., Eastern Time, or fax Us at 1-321-400-6317. You may also contact Us through Our website at www.nfg.com.

You should send any Purchase Payments, notices, elections or requests (including requests for Fund prospectuses), as well as any other documentation that We require for any purpose in connection with Your Contract, to Our Administrative Office. No payment, notice, election, request or documentation will be treated as having been “received” by Us until We have actually received it, as well as any related forms and items that We require, all in complete and Good Order (i.e., in form and substance acceptable to Us) at Our Administrative Office. To meet Our requirements for processing transactions, We may require that You use Our forms. We will notify You and provide You with an address if We designate another office for receipt of information, payments and documents.

Separate Account C

First Investors Life Variable Annuity Fund C (“Separate Account C” or the “Separate Account”) was established on December 21, 1989 under New York Insurance Law. Separate Account C is registered with the SEC as a unit investment trust under the 1940 Act.

We segregate the assets of the Separate Account from Our other assets in Our General Account. These assets fall into two categories: (1) assets equal to Our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that We charge to the Separate Account. The assets equal to Our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of Our other obligations. The assets We derive from Contract charges do not support the Contract, and We can transfer these assets in cash to Our General Account. Before making a transfer, We will consider any possible adverse impact that the transfer may have on a Separate Account. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to Our other income, gains and losses. The obligations under the Contract are Our obligations. Any guarantees under Your Contract that exceed Your Accumulated Value in the Separate Account (such as those that may be associated with the death benefit), are paid from Our General Account. Any such amounts that We are obligated to pay in excess of Your Accumulated Value in the Separate Account are subject to Our financial strength and claims-paying ability.

10

Each Subaccount invests its assets in a corresponding Fund at net asset value. Therefore, We own the shares of the underlying Funds, not You. The value of Your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Subaccounts

Contract value allocated to the Subaccounts will vary based on the investment experience of the corresponding Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.

You choose the Subaccounts to which You allocate Your Purchase Payments. The Subaccounts are investment options of the Separate Account. The Subaccounts invest in the underlying Funds. You are not investing directly in the underlying Funds. Each underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying Fund is likely to be different from that of the retail mutual fund, and You should not compare the two.

The Funds are selected to provide a range of investment options for persons invested in the Contracts from conservative to more aggressive investment strategies.

Each Subaccount of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any investment option will achieve its stated investment objective.

Information regarding each underlying Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in Appendix A to this prospectus. Each underlying Fund has issued a prospectus that contains more detailed information about the Fund. Electronic copies of those prospectuses can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request paper copies of prospectuses at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

THE CONTRACT IN DETAIL

APPLICATION AND PURCHASE PAYMENTS

We are currently not offering or accepting applications for new Tax Tamer I Contracts.

Existing Contractowners may make additional Purchase Payments under a Contract of at least $200 each at any time after Contract issuance.

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Your additional Purchase Payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate Purchase Payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at Our Administrative Office in Good Order. We make these allocations after deductions for sales expenses (see “Contract Expenses - Sales Charge”).

We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time). If We receive a Purchase Payment prior to the end of a Business Day in Good order, We will process the payment based upon that day’s Accumulation Unit values. If We receive a payment after the end of the Business Day in Good Order, We will process the payment based upon the next Business Day’s Accumulation Unit values.

HOW THE CONTRACT WORKS

The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on Your investment accumulate on a tax-deferred basis. The annuity income period begins when You convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contracts. You can select one of several annuity income payment options.

The Contract is a “variable” annuity because Your Accumulated Value during the Accumulation Period and the amount of Your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts You have selected. As a result, the Accumulated Value in Your Contract and Your variable annuity payments may increase or decrease. You are permitted to allocate Your Purchase Payments to the available Subaccounts We offer under the Contract, as long as each allocation is at least 10% of the Purchase Payment. Subject to certain limitations, You may reallocate Your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. Upon the death of the Annuitant, the Contract guarantees that the Beneficiary will receive the greater of (i) the total Purchase Payments less any withdrawals or (ii) the Accumulated Value. Upon the death of the Contractowner, We pay only the Accumulated Value to the Beneficiary. We pay the death benefit when We receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

ALLOCATION OF PURCHASE PAYMENTS TO SUBACCOUNTS

When You make additional Purchase Payments to Your Contract You may select a percentage allocation among the Subaccounts. You may not allocate less than 10% of a Purchase Payment to any Subaccount. We reserve the right to adjust Your allocation to eliminate fractional percentages.

REALLOCATIONS AMONG SUBACCOUNTS

You may subsequently reallocate the Accumulated Value of Your Contract, among the Subaccounts, provided that You invest no less than 10% of the aggregate Accumulated Value in each of Your Subaccounts. A request to reallocate may be made on Our Subaccount reallocation form or by telephone, subject to the restrictions discussed below. Reallocation requests are processed as of the Valuation Date We receive them at Our Administrative Office in Good Order. If We receive a written reallocation request in Good Order in Our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), We will process it based upon that day’s Accumulation Unit values. If We receive it in Good Order after the end of a Business Day, We will process it at the next Business Day’s Accumulation Unit values.

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All subsequent Purchase Payments will be allocated according to Your then-existing percentage allocations, unless You request a different allocation for that payment. We will not automatically rebalance Your Contract value to Your designated percentage allocations. Unless You request a reallocation to maintain Your allocations, You may end up with an allocation which has more or less risk than You intended.

Telephone Transfer Option

You may make transfers of Accumulated Value as described above by telephone by calling (800) 832-7783. You will be required to provide certain information for identification purposes when requesting a transaction by telephone, and We may record Your telephone call. We may also require written confirmation of Your request.

We will not be liable for losses resulting from telephone requests that We believe are genuine. We reserve the right to revoke or limit Your telephone transaction privileges at any time without revoking or limiting all owners’ telephone transaction privileges. Telephone privileges may be denied to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, there may be interruptions in service beyond Our control such as weather-related emergencies.

WHAT ARE OUR POLICIES ON FREQUENT REALLOCATIONS AMONG SUBACCOUNTS?

The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.

As described in the Fund prospectuses, the Funds have policies and procedures to detect, deter and prevent frequent trading and to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Contractowners and to comply with the underlying Funds’ policies, We have agreed to honor instructions from the Funds to restrict or prohibit further purchases or transfers of shares by any Contractowner that has been identified by the Funds as having violated its market timing policies. Accordingly, We may be required to reject any reallocation request, without any prior notice, that is determined by the Funds to be part of a market timing strategy.

In order to enforce Our policy against market timing, We monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, We will only accept a transaction request that is in writing, or made by telephone, and that complies with Our requirements. We will not accept transaction requests by any other means, including, but not limited to, facsimile or e-mail.

We cannot guarantee that Our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

WHAT ARE THE RISKS TO CONTRACTOWNERS OF FREQUENT REALLOCATIONS?

To the extent that Our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through Our Subaccounts.

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In the case of the Subaccounts that invest indirectly in high yield bonds and stocks of small- and/or mid-sized companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about benefits available under the Contract.

The availability of Contract benefits may vary depending on the broker-dealer through which Your Contract was purchased. See Appendix B: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays a cash benefit upon death during the Accumulation Phase. Upon the death of the Annuitant, the benefit equals the greater of Purchase Payments (less withdrawals) and the Accumulated Value.	Standard	None	None	• Withdrawals may significantly reduce the benefit • Benefit upon death of Contractowner who is not also the Annuitant is Accumulated Value

THE ACCUMULATION PERIOD

Crediting Accumulation Units

During the Accumulation Period, We credit Purchase Payments to Your Contract in the form of Accumulation Units for each of Your selected Subaccounts. We determine the number of Accumulation Units that We credit to a Contractowner for the Subaccounts by dividing (a) the Purchase Payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in Our Administrative Office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that Your Accumulated Value will equal or exceed Purchase Payments. We determine the value for the amount You have in each Subaccount by multiplying (a) the total number of Accumulation Units You hold in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at Your Accumulated Value.

Death During the Accumulation Period

The Contract includes a standard death benefit for no additional charge. If the Annuitant dies prior to the Annuity Commencement Date, We pay a death benefit to the Beneficiary You have designated. We generally make this payment within seven days of receiving in Good Order (a) a death certificate or similar proof of the death of the Annuitant or Contractowner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as We otherwise permit. The decision on how We pay is at Your election before the Annuitant’s death and the Beneficiary’s election after the Annuitant’s death.

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We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following Our receipt at Our Administrative Office of Due Proof of Death in Good Order.

The amount of the death benefit payable to the Beneficiary, upon the death of the Annuitant, is the greater of (a) the total Purchase Payments less partial withdrawals or (b) the Accumulated Value. Upon the death of the Contractowner, We pay only the Accumulated Value to the Beneficiary.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before We have distributed the entire interest in the Contract, We must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the Internal Revenue Code. Specifically, section 72(s) requires that:

●       generally if any Contractowner dies before the annuity starting date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death over a period not longer than the life or life expectancy of the Beneficiary. If the Beneficiary is the deceased Contractowner's spouse, he or she may continue the Contract and name a new Beneficiary, subject to additional conditions in the Contract.

●       if any Contractowner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death.

The death benefit may be taken immediately, after which the Contract will terminate. If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the Contractowner's death. This is necessary to receive federal tax treatment of annuity payments rather than the federal death benefit being treated for tax purposes as a lump sum distribution in the year of the death. The beneficiary may not make additional Purchase Payments.

Other distribution rules apply in the case of a qualified Contract. For more information, see “Federal Income Taxes.”

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of Your Contract at any time during the Accumulation Period if We receive Your request in Good Order on Our form. You will be entitled to receive the Net Accumulated Value of the Contract or, in the case of a partial withdrawal, the portion withdrawn. Your request is effective on the date it is received in writing on Our form in Good Order at Our Administrative Office and Your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units.

Surrenders and withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contractowner is under age 59½. For more information, see “Federal Income Taxes.” Withdrawals may also reduce the death benefit

We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days during any period:

●	The NYSE is closed other than customary weekend and holiday closings,

●	Trading on the NYSE, as determined by the SEC, is restricted,

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●	An emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or

●	The SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless You direct Us otherwise, the amount You request will be deducted from Your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of Your Contract. We may deduct an administrative charge of $7.50 annually if withdrawals cause the value of Your Contract to fall below $1,500.

THE ANNUITY PERIOD

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date You select when You buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant’s 85th birthday or, if state law permits, 90th birthday unless You select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, We may pay such value in one sum in lieu of annuity payments. If the Net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, We may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, You may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to Us at Our Administrative Office at least 30 days before the Annuity Commencement Date. In the absence of Your election, We make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, We allow no surrenders or changes among annuity payment options.

The material factors that determine the level of Your annuity benefits are:

●	Your Accumulated Value before the Annuity Commencement Date;

●	the annuity option You select;

●	the frequency and duration of annuity payments;

●	the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

●	in the case of a Variable Annuity Payment, the investment performance of the Subaccounts You select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in Your Contract, or more favorable rates We may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.

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The Contract provides for the six annuity options described below. The annuity options available on a variable basis are Options 1, 2a and 3. All Annuity Payment Options shown are available on a fixed basis:

Option 1–Life Annuity.

An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If You elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received. If the Annuitant dies before any payments are made, then no payments will be made.

Option 2a–Joint and Survivor Life Annuity.

An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b–Joint and Two-Thirds to Survivor Life Annuity.

An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c–Joint and One-Half to Survivor Life Annuity.

An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed.

An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, We will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, We will pay the Beneficiary’s estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have Us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4–Unit Refund Life Annuity.

An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. Upon the death of the Annuitant, We make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that We receive Due Proof of Death in writing at Our Administrative Office. We multiply that value by the remaining number of annuity units payable under this option. We calculate the number of annuity units payable by determining the excess, if any, of (a) over (b). For this purpose, (a) is (i) the Net Accumulated Value We allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

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Assumed Investment Return

We use a 3.5% assumed investment to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts You have chosen as compared to the assumed investment return. As a result, if the actual net investment return rate of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return rate` of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner During Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, We will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, We make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner’s estate.

YOUR RIGHT TO CANCEL THE CONTRACT

You may elect to cancel Your Contract (a) within ten days from the date Your Contract is delivered to You or (b) longer as applicable state law requires. We will cancel the Contract after We receive from You at Our Administrative Office (a) the Contract and (b) a written request for cancellation. We will pay You an amount equal to the sum of (a) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of Your cancellation request in Good Order and (b) the amount of any sales charges deducted from the initial Purchase Payment.

The amount We refund to You upon canceling a Contract may be more or less than Your initial Purchase Payment depending on the investment results of the Subaccount(s) to which You allocated Purchase Payments. However, in states that require a full refund of Purchase Payments You will receive a full refund.

FINANCIAL INFORMATION

CALCULATING VALUES

To calculate the Accumulation Unit or Annuity Unit values, We must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Valuation Period for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Business Day. Finally, We multiply the previous unit value by this result.

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CONTRACT EXPENSES

Sales Charge

The sales charge is an initial sales charge that We deduct from Your Purchase Payments.

We intend the sales charge to cover expenses relating to the sale of the Contract, including commissions paid to persons distributing the Contract. Discounts are available on larger purchases as shown in the table below. Moreover, when You make additional payments after the issuance of the Contract You are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, You pay the sales charge percentage that reflects (a) the total amount of all Purchase Payments previously made plus (b) the amount of the additional payment being made. If You own more than one Contract, We will aggregate Your Purchase Payments on all of Your Contracts in calculating Your discount level.

We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of NNY or its affiliates who have been employed for at least one year, (b) Our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A (“Separate Account A”) who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of Contract form. This form states that We deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Sales Charge Table for Separate Account C Contracts

Amount of Purchase Payment(s)	Sales Charge as % of Purchase Payments*	Sales Charge as % of Net Amount Invested	Amount to Dealers as % of Purchase Payments
Less than $25,000	7.00%	7.53%	5.75%
$25,000 but under $50,000	6.25%	6.67%	5.17%
$50,000 but under $100,000	4.75%	4.99%	3.93%
$100,000 but under $250,000	3.50%	3.63%	2.90%
$250,000 but under $500,000	2.50%	2.56%	2.19%
$500,000 but under $1,000,000	2.00%	2.04%	1.67%
$1,000,000 or over	1.50%	1.52%	1.24%

*	Due to rounding of numbers and calculating a sales charge, You may pay more or less than what is shown above. The percentages shown also assume that We have deducted no premium taxes.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge.

The mortality risk that We assume arises from Our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit, which We would pay in the event of death during the Accumulation Period.

In addition, We assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount We charge for administrative expenses. In consideration for assuming these mortality and expense risks, We deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.

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We guarantee that We will not increase the mortality and expense risk charge after a Contract is issued. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on Us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to Us. We can use any profits resulting to Us from overestimates of the actual costs of the mortality and expense risks for any business purpose.

OTHER CHARGES

Administrative Charge

We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial withdrawals. These charges are to compensate Us for expenses involved in administering small Contracts. If the actual expenses exceed charges, We will bear the loss. We guarantee that We will not increase the administrative charges. We are not currently deducting this charge.

Premium Tax Charge

Some states and municipalities assess premium taxes at the time You:

●	make Purchase Payments,

●	withdraw or surrender, or

●	begin receiving annuity payments.

We currently pay any premium taxes that are assessed. However, We reserve the right to deduct such premium taxes in accordance with the terms of Your Contract. These taxes currently range up to 3.5% of Purchase Payments received by Us.

Deductions from the Funds

Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.

FEDERAL TAX INFORMATION

This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax-deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes herein, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which You should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased as part of a qualified retirement plan or an individual retirement plan, such as a traditional or Roth IRA.

If a qualified Contract is purchased, the tax treatment of Purchase Payments, annuity payments, surrenders and death benefits will be governed by the tax law applicable to qualified retirement plans and IRAs. However, generally, deductible or “before- tax” Purchase Payments for qualified Contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments for a Contract purchased outside of a qualified retirement plan or IRA (a “non-qualified” contract) are on an “after-tax” basis, so You only pay federal income tax on Your net earnings and net realized gains under the Contract. Generally, these earnings and gains are taxed when You receive distributions thereof under the Contract. The IRS has not reviewed the Contracts for qualification as an appropriate investment for a qualified plan or IRA.

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Taxation of Non-Qualified Contracts

Diversification

In order for the Contract to be treated as an annuity contract for federal income tax purposes, the investments of each Subaccount to which Purchase Payments under the Contract are allocated must be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations. The investment advisers of the Funds monitor each Fund’s investment portfolio to ensure that the diversification requirements are met, because, for purposes thereof, a Fund’s assets are treated as if they are owned by each Subaccount that invests therein. If any Subaccount in which You invested failed to satisfy these requirements, You would be currently taxed on the net earnings and gains of the Subaccount unless Your Contract was held in a qualified retirement plan or an IRA. The tax would apply from the first quarter of the failure, until We corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Internal Revenue Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. For more information on these rules, see “Special Requirements for Payment of Death Benefit.”

The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Persons

When a non-natural person owns a non-qualified Contract, the Contract generally will not be treated as an annuity for federal tax purposes and thus will not enjoy the benefit of tax deferral. However, a Contract owned by a non-natural person as agent for an individual will be treated as an annuity for those purposes.

This summary assumes that the Contractowner is a natural person.

Purchase Payments

Your Purchase Payments under a non-qualified Contract are not deductible from Your gross income for federal income tax purposes.

Increases in Accumulated Value

Generally, You pay no federal income tax on increases in Your Contract’s Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

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Annuity Payments

Once annuity payments begin under a non-qualified Contract, You generally will be taxed for federal income tax purposes only on the net investment income and investment gains You have earned (as ordinary income) and not on the amount of Your Purchase Payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of Your investment in the Contract. Generally, Your investment in the Contract equals the Purchase Payments You made, less any amounts You previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

●	dividing Your investment in the Contract by the total amount You expect to receive out of the Contract, and

●	multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) Your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments You receive after You recover Your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is a federal income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed for federal income tax purposes as follows:

●	a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulated Value exceeds the investment in the Contract (that is, on an “income first” basis); and

●	a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59 1⁄2 subject to certain exceptions.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

●	made on or after the death of a Contractowner;

●	attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or

●	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If You receive systematic payments that You intend to qualify for the substantially equal periodic payment exception, changes to Your systematic payments before You reach age 59½ or within five years (whichever is later) after beginning Your systematic payments will result in the retroactive imposition of the 10% federal tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. Also, additional exceptions apply to distributions from a qualified Contract.

If the Contract was purchased as an investment for profit, subject to certain rules, You may deduct any loss upon surrender of the Contract as an ordinary loss. For purposes of surrenders, the Internal Revenue Code treats all Contracts that We issue to You in the same calendar year as a single Contract.

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Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of federal income tax. Generally, a death benefit is included in the income of the recipient as follows:

●	if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

●	if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s investment in the Contract. The Beneficiary must pay federal income tax on this amount at the Beneficiary’s tax rate. Moreover, the death benefit may also be included in the Contractowner’s federal gross estate unless the Beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special federal income tax deduction for a portion of the federal estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as liability for federal income and gift taxes, not explained in this prospectus. Note that such transfers, assignments and exchanges do not apply to qualified Contracts.

Tax Withholding and Reporting

The Internal Revenue Code generally requires Us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is “periodic” or “non-periodic.”

For periodic payments (e.g., annuity payments), upon request We withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If You want Us to withhold on a different basis, You must file an appropriate withholding certificate with Us. For non-periodic payments (e.g., distributions such as partial withdrawals), We generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, Your election is effective for the calendar year for which You file it with Us, and for each subsequent year until You amend or modify it. For non-periodic payments, an election is effective when You file it with Us, but only for the payment to which it is applicable. We have to notify Your recipients of Your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires Us to report all payments to the Internal Revenue Service.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization

Under a tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

Partial annuitization may be permitted with certain payment options under the Contract. Please consult a tax adviser if you are considering a partial annuitization.

Taxation of Qualified Contracts

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

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In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of Your Investment in the Contract to Your total account balance or accrued benefit under the retirement plan. Your Investment in the Contract generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, Your Investment in the Contract under a qualified Contract can be zero.

In the case of a distribution from a qualified Contract taken before You reach age 59 ½, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. There are a number of exceptions. Consult a tax adviser.

Qualified Contracts have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to Your retirement plan or consult a tax advisor for more information about these distribution rules. The SECURE Act and SECURE 2.0 Act were passed as part of the comprehensive government appropriations bills in 2019 and 2022, respectively (referred to collectively as the “SECURE Act”). The SECURE Act makes significant changes to laws affecting retirement plans, including the RMD provisions under section 401(a)(9) of the Internal Revenue Code. In particular,

●	The SECURE Act limits the availability of the “stretch” feature for non-spouse beneficiaries of IRAs and defined contribution retirement plans. Most non-spouse beneficiaries will no longer be able to satisfy the RMD rules with lifetime distributions but will have to take their distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries which include surviving spouses, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority”. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020.

●	The age on which RMDs generally must begin is based on the individual’s applicable age. If the individual attains (1) age 70½ before 2020, the applicable age is 70½; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.

Consult Your tax adviser if You think You may be affected by these changes.

Distributions from qualified Contracts generally are subject to withholding for the Contractowner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Contractowner’s tax status. The Contractowner will be provided the opportunity to elect not have tax withheld from distributions. However, “Eligible rollover distributions” from certain qualified Contracts are subject to a mandatory federal income tax withholding of 20% unless directly rolled over to an eligible retirement plan.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While We are not discussing the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Internal Revenue Code may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

24

The federal estate tax, gift tax, and GST tax exemptions and maximum rates may be adjusted each year. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and those of Your beneficiaries under all possible scenarios.

Medicare Tax

Distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Definition of Spouse

All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Other Tax Issues

We are taxed as a “life insurance company” under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the net earnings or realized net capital gains attributable to Separate Account C. Based upon this expectation, no charge is currently assessed against Separate Account C for such tax. If We incur such tax in the future, We may assess a charge for such tax against Separate Account C. We may incur state and local income taxes (in addition to premium taxes) attributable to Separate Account C in several states. At present, these taxes are not significant and We currently do not impose any charge for such taxes against Separate Account C. We may, however, assess Separate Account C for such taxes in the future. If any charges for federal, state or local taxes are assessed against Separate Account C in the future, they could reduce the net investment performances of the Subaccounts.

Each of the Funds available under the Contract sells its shares not only to Separate Account C but also to other separate accounts that fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners that invest in the same Fund. If such a conflict were to arise, We would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Fund. It is also possible that the failure of one separate account to comply with the federal tax law requirements could cause all of the separate accounts to lose their tax-deferred status. This is a risk that is common to many variable life insurance policies and variable annuities.

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Under certain circumstances, a Contractowner’s control of the investments of Separate Account C could cause the Contractowner, rather than Us, to be treated as the owner of the assets in Separate Account C for federal tax purposes, which would result in the current taxation of the net income and net realized gains on those assets to the Contractowner. Based upon existing IRS guidance, We do not believe that the ownership rights of a Contractowner under the Contract would result in the Contractowner’s being treated as the owner of the assets of the Contract. However, We do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, We reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

OTHER INFORMATION

VOTING RIGHTS

Because the underlying Funds are not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

●	shares attributable to Contractowners for which We received instructions, would be voted in accordance with the instructions;

●	shares attributable to Contractowners for which We did not receive instructions, would be voted in the same proportion that We voted shares held in the Subaccount for which We received instructions; and

●	shares not attributable to Contractowners, would be voted in the same proportion that We voted shares held in the Subaccount attributable to Contractowners for which We received instructions.

We will vote Fund shares that We hold directly in the same proportion that We vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which We receive instructions. However, We will vote Our own shares as We deem appropriate where there are no shares held by Contractowners in any Subaccount. We will present all the shares of any Fund that We held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

●	before the Annuity Commencement Date, We divide the Subaccount’s Accumulated Value by the net asset value of one Fund share, and

●	after the Annuity Commencement Date, We divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

26

We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Funds. We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

The voting rights that We describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, We reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, We reserve the right to vote shares of any Fund in Our own right, to the extent the law permits.

PROCESSING TRANSACTIONS

Generally, Your transaction requests will be processed as of the Business Day on which We receive them at Our Administrative Office, if We receive them in Good Order before the closing of business on the Business Day (generally 4:00 P.M. Eastern Time). If We receive a transaction request at Our Administrative Office in Good Order after the end of the Valuation Date, it will be processed as of the end of Our next Business Day. To meet Our requirements for processing transactions, We may require that You use Our forms.

RESERVATION OF RIGHTS

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if We believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, We will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, We may:

●	operate the Separate Account in any form permitted by law;

●	add, delete, combine, or modify Subaccounts of the Separate Account;

●	add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;

●	amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

●	make any necessary technical changes in the Contract in order to conform with any of the above actions.

CONTRACT YEARS AND ANNIVERSARIES

We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

STATE VARIATIONS

Where required by state law, there may be variations in the Contract covered by a special form of the Contract for Your State. As a result, Your Contract may differ from this prospectus. You should refer to Your Contract for terms that are specific to Your characteristics. We have the right to change the Contract to meet applicable state laws or regulations. New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

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DISTRIBUTION OF THE CONTRACT

The Contracts are no longer offered for new sales, but existing Contractowners may continue to make additional Purchase Payments. As such, the Contract is considered to be continuously offered by NNY and the Separate Account.

Prior to the acquisition of FLIAC by NNY, Foresters Financial Services, Inc., an affiliate of FLIAC, served as principal underwriter for the Contracts. As a result of the acquisition of FLIAC by NNY, effective July 1, 2020, 1851 Securities, Inc., an affiliate of NNY due to common control, assumed the role of the principal underwriter for the Contracts. 1851 also serves as principal underwriter for other variable insurance products issued by NNY and its affiliated companies. NNY or an affiliate thereof reimburses 1851 for expenses that 1851 incurs in serving its principal underwriting function for variable insurance products of NNY. 1851 does not receive or retain any fees imposed by NNY under variable insurance products issued by NNY; however, 1851 may receive 12b-1 fees or other payments from underlying Funds or their affiliates.

1851’s principal executive offices are located at One American Row, Hartford, CT 06103. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 (the “1934 Act”), as well as the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and NNY have entered into a selling agreement with Cetera Investment Services LLC (“Cetera”) to cover Cetera’s continued servicing of Contracts held by Cetera customers. This agreement also covers Cetera’s sale and servicing of other variable annuity contracts and variable life insurance policies issued by NNY (including those contracts and policies assumed by NNY in connection with the Merger of FLIAC into NNY). Cetera is registered as a broker-dealer with the SEC under the 1934 Act and is a member of FINRA.

Compensation

Under Our agreement with Cetera, We generally pay compensation to Cetera in the form of commissions when a Purchase Payment is invested in a Contract. We pay a commission of up to 7% on each Purchase Payment, depending on the dollar amount of the Purchase Payment. No other compensation is paid to Cetera with respect to any other Contractowner transactions under the Contract. After the second Contract Year, We may also pay Cetera an amount equal to 0.10% of a Contract’s Accumulated Value on an annual basis.

A portion of the compensation paid by NNY to Cetera is used by Cetera to pay commissions or other compensation to its registered representatives who service the Contract, depending on the agreement between Cetera and the registered representative. Such representatives act as appointed agents of NNY under applicable state insurance law and must be licensed to sell variable insurance products. Cetera or a registered representative may receive different compensation for selling or servicing one variable insurance product compared to another.

To the extent permitted by FINRA rules and otherwise applicable law, overrides and promotional incentives or cash and non-cash payments (including training reimbursement or training expenses) also may be made to Cetera based on Purchase Payments invested in the Contract. Additional payments may be made to Cetera that are not directly related to the investment of additional Purchase Payments in the Contract, such as payments related to the recruitment and training of personnel, production of promotional literature and similar services.

The Contract assesses a front-end sales charge on Purchase Payments, so You directly pay for sales and distribution expenses of NNY when You make a Purchase Payment. You also indirectly pay for sales and distribution expenses of NNY through the overall charges and fees assessed under the Contract. Any profits NNY may realize through receiving the mortality and expense risk charge deducted under Your Contract may be used to pay for sales and distribution expenses. NNY may also pay for sales and distribution expenses out of any payments NNY or 1851 may receive for providing administrative, marketing and other support and services to the Funds. Currently, neither NNY nor 1851 receives such payments with respect to the Contracts.

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NASSAU LIFE (NNY) – LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

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REPORTS

Our variable annuities are offered through broker-dealers that are registered with the SEC and are members of FINRA. At least twice each year, We will make available reports and other materials that contain financial information about the Funds as required by applicable law. In addition, transaction confirmations are sent by Us on behalf of the broker-dealers through which variable annuity transactions are processed and, at least once each year, We will send a statement that gives You financial information about Your Contract.

If several members of the same household each own a Contract, We may send only one such report or prospectus to that address, unless You instruct Us otherwise. You may receive additional copies by calling or writing Us.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

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APPENDIX A: Investment Options Available Under the Contract

The following is a list of underlying Funds available under the Contract. More information about the underlying Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which Your Contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks current income consistent with low volatility of principal.	Nomura VIP Limited Duration Bond Series (Standard)[1] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.53%*	5.07%	1.87%	1.89%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Total Return Series (Standard)[2] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	12.97%	7.97%	6.83%
Seeks to provide capital growth and appreciation.	Nomura VIP International Core Equity Series (Standard)[3] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.86%*	24.55%	N/A	N/A
Seeks long-term capital growth.	Nomura VIP Opportunity Series (Standard)[4] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.83%*	8.81%	9.04%	9.25%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income.	Nomura VIP Fund for Income Series (Standard)[5] - Delaware Management Company, a series of Nomura Investment Management Business Trust Nomura Corporate Research and Asset Management Inc.	0.75%*	9.15%	4.20%	5.63%
Seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.	Nomura VIP Investment Grade Series (Standard)[6] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.61%*	6.75%	-0.56%	2.78%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series (Standard)[7] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Seeks long-term growth of capital.	Nomura VIP Growth Equity Series (Standard)[8] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.79%	8.72%	13.67%	15.05%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Growth and Income Series (Standard)[9] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	29.23%	16.22%	11.96%
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments.	Goldman Sachs VIT Government Money Mkt Fund (Institutional) - Goldman Sachs Asset Management, L.P.	0.18%*	4.20%	3.18%	2.11%

* This Fund's annual expenses reflect temporary fee reductions.

1 Formerly known as Macquarie VIP Limited Duration Bond Series.

2 Formerly known as Macquarie VIP Total Return Series.

3 Formerly known as Macquarie VIP International Core Equity Series.

4 Formerly known as Macquarie VIP Opportunity Series.

5 Formerly known as Macquarie VIP Fund for Income Series.

6 Formerly known as Macquarie VIP Investment Grade Series.

7 Formerly known as Macquarie VIP Small Cap Value Series.

8 Formerly known as Macquarie VIP Growth Equity Series.

9 Formerly known as Macquarie VIP Growth and Income Series.

A-2

APPENDIX B: Financial Intermediary Variations

There may be variations in the availability of investment options described in this prospectus, including restrictions and limitations which may apply depending on the broker-dealer through which Your Contract was sold or continues to be serviced. For example, Your financial professional may not recommend a particular investment option to You. Any such variations are unknown to Us. Furthermore, based on several considerations - e.g., that We do not administer financial intermediary variations, the large number of broker-dealers through whom the Contracts were distributed, and the terms of Our existing selling agreements - We cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with Your financial professional any limitations, restrictions, or other variations related to the investment options available to You through your financial professional

B-1

To learn more about the Contract, NNY and the Separate Account, You can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact Our Administrative Office.

Reports and other information about NNY and the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract Identifier C000221950

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

NASSAU LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2026

Administrative Office

Regular Mail: P.O. Box 22012, Albany, New York 12201

Overnight Mail: 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061-4142

Phone Number: 1-800-832-7783 (8:30 A.M. and 5:00 P.M., Eastern Time)

Fax: 1-321-400-6317

Website: www.nfg.com

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2026 for the variable annuity contracts funded by First Investors Life Variable Annuity Fund C (“Separate Account C” or the “Separate Account”), which may be obtained at no cost by contacting Our Administrative Office or by visiting our website at www.nfg.com. Separate Account C currently funds two variable annuity contracts: an individual variable annuity contract called the “Tax Tamer I” and an individual variable annuity contract called the “First Choice”.

Unless otherwise noted, the terms in this SAI have the same meaning as in the prospectuses.

i

GENERAL DESCRIPTION

Nassau Life Insurance Company. NNY is a stock life insurance company organized under the laws of the State of New York. NNY is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of NNY is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

The immediate parent of NNY is The Nassau Companies of New York, a Delaware corporation. The Nassau Companies of New York is ultimately controlled by David Dominik. Mr. Dominik ultimately controls NNY through the following intervening companies: The Nassau Companies, Nassau Insurance Group Holdings, L.P., Nassau Insurance Group Holdings GP, LLC and Nassau Financial Group GP Ltd. The nature of the business of Mr. Dominik and the intervening companies includes investing in companies engaged in the business of insurance.

On July 1, 2020, NNY acquired Foresters Life Insurance and Annuity Company (“FLIAC”), which was formerly the depositor of the Separate Account and issuer of the Contracts. Following the acquisition, FLIAC merged with and into NNY, with NNY as the surviving entity. As a result, on July 8, 2020, NNY became the depositor of the Separate Account and issuer of the Contracts.

Separate Account Assets. Separate Account C was established on December 21, 1989 under the provisions of the New York Insurance Law. Separate Account C’s assets are segregated from the assets of NNY, and that portion of Separate Account C’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of NNY. Separate Account C is registered with the Securities and Exchange Commission (“SEC” or “Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

SERVICES

Custodian. NNY, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of the Separate Account. NNY maintains the records and accounts of the Separate Account.

Independent Registered Public Accounting Firm. KPMG LLP, Two Financial Center, 60 South Street, Boston Massachusetts 02111, is the independent auditor for NNY.

KPMG LLP, Two Manhattan West, 375 9th Avenue, New York, NY 10001, is the independent registered public accounting firm for the Separate Account.

Underwriter. NNY and the Separate Account have entered into an Underwriting Agreement with 1851 Securities, Inc. (“1851”), which became effective on July 1, 2020, pursuant to which 1851 serves as principal underwriter for the Contracts. 1851, an affiliate of NNY, has its principal business address at One American Row, Hartford, CT 06103. NNY is no longer offering the Contract for new sales, but owners of existing Contracts may continue to make additional Purchase Payments. 1851 does not retain any commissions paid by NNY, but it is reimbursed by NNY for expenses it incurs for performing its underwriting function.

For the fiscal years ended December 31, 2023, 2024, 2025, 1851 received underwriting commissions of $958, $783, and $608 respectively, in connection with the Contracts.

Administrative Services. The Nassau Companies of New York (“NCNY”) provides administrative services to NNY through a shared service agreement between NNY and NCNY. NCNY’s principal business address is One American Row, Hartford, CT 06103.

1

Other Service Providers. Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) and the Company, BNY Mellon provides certain services related to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-CEN with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account.

The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account.

Year Ended December 31,	Fee Paid
2023	$21,809.66
2024	$21,720.07
2025	$18,604.76

BNY Mellon’s principal business address is 103 Bellevue Parkway, Wilmington, DE 19809.

VALUATION

Value of an Accumulation Unit. For each Subaccount of Separate Account C, the value of an Accumulation Unit initially was set arbitrarily at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges, affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

	(1)	the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

	(2)	the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period, less

	(3)	the per share amount of any taxes deducted by Us.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)	is a factor representing the charges deducted for mortality and expense risks. For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

2

Value of Amounts Allocated to the Fixed Account. The First Choice Contract also allows Contractowners to allocate value to the Fixed Account. The Accumulation Value in a First Choice Contract thus consists of the Subaccount Accumulation Value in each Subaccount to which a Contractowner allocates value, which is based on the Accumulation Unit values described above, and the Fixed Account Accumulation Value. The Fixed Account Accumulation Value at any time is equal to the amount determined as described in the First Choice Contract’s prospectus under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Value of an Annuity Unit. For each Subaccount of Separate Account C, the value of an Annuity Unit initially was set arbitrarily at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum (or 3.0% or a different rate chosen by a Contractowner for First Choice Contracts), which is assumed in the Annuity Tables contained in the Contracts. (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments. When annuity payments are to commence, the Accumulated Value (or the Accumulation Value for First Choice Contracts) to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day (or the Valuation Date for First Choice Contracts) on or immediately preceding the seventh day before the Annuity Commencement Date (or the Maturity Date for First Choice Contracts) by the number of Accumulation Units owned. This seven-day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value. For First Choice Contracts, the net amount to be applied to an Annuity Option, the Net Accumulation Value, consists of the amounts derived from the Accumulation Units, as described above, as well as the Fixed Account Accumulation Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contracts contain a formula for determining the adjusted age. The Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900, except for First Choice Contracts. For First Choice Contracts the Annuity Tables are determined from the A2000 Individual Annuitant Mortality Table Age Last Birthday and an Assumed Investment Return of 3.00% or a different rate chosen by the Contractowner and the adjusted age is the age of the annuitant minus one year for each completed 10-year period measured from the year 2000 to the date of Annuity Payment Option commencement. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven-day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

3

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% (or 2.5% for the First Choice Contract) per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

Time of Payments. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request in Good Order. However, NNY reserves the right to suspend or postpone the date of any payment due under the Contracts for any period (i) the NYSE is closed other than customary weekend and holiday closings, (ii) trading on the NYSE, as determined by the SEC, is restricted, (iii) an emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or (iv) the SEC may by order permit for the protection of security holders.

In addition, for the First Choice Contract, NNY may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.

Reports to Contractowners. NNY will mail to each Contractowner, at the last known address of record at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of the Funds will be mailed to each Contractowner.

Assignment. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on NNY unless such assignment is in writing and is filed with NNY at its home office.

RELEVANCE OF NNY FINANCIAL STATEMENTS

The financial statements of NNY should be considered only as bearing upon NNY ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

FINANCIAL STATEMENTS

The financial statements of each of the Subaccounts of First Investors Life Variable Annuity Fund C as of December 31, 2025 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the financial statements of Nassau Life Insurance Company (“NNY”) as of December 31, 2025 and 2024, and for each of the years in the three-year period ended December 31, 2025, have been incorporated by reference herein from the registrant's N-VPFS filing, filed with the Securities and Exchange Commission on April 28, 2026 (File No. 811-06130), and have been incorporated by reference in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report on the aforementioned financial statements of NNY includes explanatory language that states that the financial statements are prepared by NNY using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

4

APPENDICES

APPENDIX I

EXAMPLE A

Formula and Illustration for Determining

the Net Investment Factor of a Subaccount

of Separate Account C

Net Investment Factor =	A + B -C	– E
D

Where:

A	=	The Net Asset Value of a Fund share as of the end of the current Valuation Period.
		Assume	=	$8.51000000
B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
C	=	The per share amount of any taxes deducted by Us	=	0
		Assume	=	0
D	=	The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
		Assume	=	$8.39000000
E	=	The daily deduction for mortality and expense risks, which totals 1.0% on an annual basis.
		On a daily basis	=	.00002740

Then, the Net Investment Factor =	8.51000000 + 0 - 0	– .00002740	=	1.01427534
8.39000000

EXAMPLE B

Formula and Illustration for Determining

Accumulation Unit Value of a Subaccount

of Separate Account C

Accumulation Unit Value = A x B

Where:

A	=	The Accumulation Unit Value for the immediately preceding Valuation Period.
		Assume	=	$1.46328760
B	=	The Net Investment Factor for the current Valuation Period.
		Assume	=	1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534			=	1.48417653

5

APPENDIX II

EXAMPLE A

Formula and Illustration for Determining

Death Benefit Payable Under

Annuity Option 4-Unit Refund Life Annuity

For Separate Account C (Tax Tamer I only)

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =	A	– (CxD), if)	A	is greater than CxD
	B		B

Where:

A	=	The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.
		Assume	=	$20,000.00
B	=	The Annuity Unit Value at the Annuity Commencement Date.
		Assume	=	$1.08353012
C	=	The number of Annuity Units represented by each payment made.
		Assume	=	116.61488844
D	=	The total number of monthly Variable Annuity Payments made prior to the Annuitant’s death.
		Assume	=	30

Then the number of Annuity Units Payable:

$20,000.00	– (116.61488844 x 30)
$1.08353012

= 18,458.18554633 – 3,498.44665320

= 14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

6

APPENDIX III

EXAMPLE A

Formula and Illustration for Determining

Annuity Unit Value of

Separate Account C

Annuity Unit Value = A x B x C

Where:

A	=	Annuity Unit Value of the immediately preceding Valuation Period.
		Assume	=	$1.10071211

B	=	Net Investment Factor for the Valuation Period for which the Annuity Unit is being calculated.
		Assume	=	1.00083530

C	=	A factor to neutralize the assumed interest rate of 3 1⁄2% built into the Annuity Tables used.
		Daily factor equals	=	0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment from

Separate Account C

First Monthly Variable Annuity Payment =	A	x B
$1,000

Where:

A	=	The Net Accumulated Value allocated to Separate Account C for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.
		Assume	=	$20,000.00
B	=	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract.
		Assume	=	$6.40

Then, the first Monthly Variable Payment =	$20,000	x $6.40 = $128.00
$1,000

7

EXAMPLE C

Formula and Illustration for Determining

the Number of Annuity Units for Separate Account C

Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =	A
B

Where:

A	=	The dollar amount of the first monthly Variable Annuity Payment.
		Assume	=	$128.00
B	=	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.
		Assume	=	$1.09763000

Then, the number of Annuity Units =	$128.00	= 116.61488844
$1.09763000

EXAMPLE D

Formula and Illustration for Determining

the Amount of Second and Subsequent Monthly Variable

Annuity Payments From Separate Account C

Second Monthly Variable Annuity Payment = A x B

Where:

A	=	The Number of Annuity Units represented by each monthly Variable Annuity Payment.
		Assume	=	116.61488844
B	=	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the date on which the second (or subsequent) Variable Annuity Payment is due.
		Assume	=	$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

8

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing the Separate Account.[1]

(b)	Not applicable.

(c)	Underwriting and distribution contracts:

(1)	Underwriting Agreement between First Investors Life Insurance Company, the Separate Account and First Investors Corporation.[2]

(2)	Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers.[1]

(3)	Underwriting Agreement between Foresters Life Insurance and Annuity Company, the Separate Account and 1851 Securities, Inc.[3]

(4)	Broker-Dealer and General Agent Sales Agreement between Foresters Financial Services, Inc., Foresters Life Insurance and Annuity Company and Cetera Investment Services LLC.[3]

(d)	Specimen Individual Flexible Premium Deferred Variable Annuity Contract issued by First Investors Life Insurance Company for participation in the Separate Account.[1]

(e)	Form of application used with the Individual Flexible Premium Deferred Variable Annuity Contract provided in response to (d) above.[1]

(f)	Depositor instrument of organization and by-laws:

(1)	Certificate of Incorporation of NNY.[3]

(2)	By-laws of NNY.[3]

(3)	Resolutions of the Board of Directors of NNY approving the merger of Foresters Life Insurance and Annuity Company with and into NNY.[3]

(g)	Not applicable.

(h)	Participation Agreements:

(1)	Fund Participation Agreement between Foresters Life Insurance and Annuity Company, the Separate Account and Delaware VIP® Trust (including Rule 22c-2 shareholder information agreement).[3]

(2)	Fund Participation Agreement between NNY, the Separate Account and Goldman Sachs Variable Insurance Trust (including Rule 22c-2 shareholder information agreement).[4]

(i)	Administrative contracts:

(1)	Administrative Services Agreement between NNY (formerly Phoenix Life Insurance Company) and Nassau Companies of New York (formerly The Phoenix Companies, Inc.).[3]

(2)	Unit Value Calculation – Administration Agreement between NNY and The Bank of New York Mellon, is incorporated by reference to to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-239741), filed via EDGAR on April 29, 2022.

(j)	Not applicable.

(k)	Opinion and consent of counsel.[3]

(l)	Consents of Independent Registered Public Accounting Firm, filed herewith.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Powers of Attorney

(1)	Powers of attorney for David Monroe, Thomas M. Buckingham, Leanne M. Bell, Kevin J. Gregson, Leland C. Launer, Thomas A. Williams. Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-239741), filed via EDGAR on April 29, 2022.

(2)	Powers of attorney for Phillip J. Gass and Christine Janofsky. Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-239741), filed via EDGAR on April 28, 2023.

(3)	Power of attorney for Gary France. Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-239741), filed via EDGAR on April 30, 2024.

(4)	Power of attorney for Michael Magarian, Jordan Price, and Kathy Belfi. Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-239741), filed via EDGAR on April 29, 2025.

(q)	Not applicable.

(r)	Not applicable.

[1]	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 033-33419, 811-06130) filed by the Registrant on May 19, 1997.
[2]	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File Nos. 033-33419, 811-06130) filed by the Registrant on April 28, 2011.
[3]	Incorporated herein by reference to the initial Registration Statement on Form N-4 (File Nos. 333-239741, 811-06130) filed by the Registrant on July 8, 2020.
[4]	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-239741, 811-06130) filed by the Registrant on April 30, 2021.

Item 28. Directors and Officers of the Insurance Company

The following are the directors and officers of NNY. Unless otherwise noted, each director’s and officer’s principal business address is One American Row, Hartford, CT 06102-5056.

Name	Positions and Offices with Depositor
Phillip J. Gass	President, Chief Executive Officer and Director

Thomas M. Buckingham	Vice President, Chief Growth Officer and Director

Kostas Cheliotis	Vice President, General Counsel, Secretary and Director

Thomas Williams	Director

Kathy Belfi	Director

Kevin J. Gregson	Director

Leland C. Launer	Director

Justin Banulski	Vice President, Investment Accounting

Dana Battiston	Vice President, Actuary

Jan Buchsbaum	Vice President, Chief Product Officer

Sam S.F. Caligiuri	Vice President, Assistant Secretary

Steve L. Carlton	Vice President

Michael Donovan	Vice President, Chief Actuary

Michael Magarian	Vice President, Chief Accounting Officer

John Murphy	Vice President, Corporate Auditor

Vernon Young	Vice President, Group Chief Risk Officer

Susan Zophy	Vice President, Chief Service Officer

Susan L. Guazzelli	Assistant Treasurer

Ping Shao	Chief Compliance Officer, Anti-Money Laundering Officer

Barry Stopler	Assistant Treasurer

Joel Cordoba	Assistant Treasurer

Jordan Price	Vice President, Chief Financial Officer and Treasurer

Sean Ryan	Vice President, Chief Information Security Officer

Joseph Orofino	Vice President, Chief Investment Officer

Angelus Tammaro	Assistant Vice President, Deputy Chief Compliance Officer

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Separate Account

Nassau Financial Group GP Ltd.	Contract
Nassau Financial Group, L.P.	Contract
Nassau Asset Management LLC	100
Nassau CorAmerica LLC	100
Nassau CorAmerica Loan Company LLC	100
Nassau CorAmerica Advisors LLC	100
NCA Realty Partners LLC	100
NCA Realty Partners GP LLC	100
NCA Realty Fund I LP	Contract
NCA Realty Fund II LP	Contract
156W Co-Invest LP	Contract
NCARP SGP LLC	100
Nassau NGC Holdings LLC	100
Nassau Global Credit GP LLC	100
NGC Loan Fund LP	Contract
NGC Enhanced Loan Master Fund LP	Contract
NGC Enhanced Loan Offshore Fund LP	Contract
NGC Enhanced Loan Fund LP	Contract
AIC Credit Opportunities Partners Fund II UGP, LLC	100
AIC Credit Opportunities Partners Fund II GP, L.P.	100
AIC Credit Opportunities Partners Master Fund II, LP	Contract
AIC COP Investments LLC	Contract
AIC COP Facility 2, LLC	Contract
AIC Credit Opportunities Partners Fund II (Offshore), L.P.	Contract
AIC Credit Opportunities Partners Fund II, L.P.	Contract
AIC Credit Opportunities Partners Fund II-A, L.P.	Contract
AIC Credit Opportunities Partners Mini-Master Fund II (Offshore), L.P.	Contract
Nassau Global Credit LLC	100
NGC CLO Manager LLC	100
NGC Management LLC	100
NGC Management (UK) Ltd	100
Nassau NGC Blocker (UK) Ltd.	100
Nassau Global Credit (UK) LLP	99[1]
NGC Opportunities GP LLC	100
NGC Opportunities Master Fund LP	Contract

1 NGC Management (UK) Ltd owns 1%

NGC Opportunities Offshore Fund LP	Contract
NGC Opportunities Onshore Fund LP	Contract
Nassau NPC Holdings LLC	100
Nassau Private Credit LLC	100
Nassau Private Credit GP LLC	100
Nassau Private Credit Onshore Fund LP	Contract
Nassau Private Credit Master Fund LP	Contract
Nassau Private Credit Offshore Fund LP	Contract
NPC Tactical Opportunities Fund LP	Contract
BSL Corporate Credit Opportunities 1 LP	Contract
NPC SGP LLC	100
NPC Diversified Income GP LLC	100
NPC Diversified Income Ratings Passthrough Feeder Fund LLC	Contract
NPC Diversified Income Fund LP	Contract
NPC Diversified Income Master Fund LP	Contract
NPC Diversified Income Offshore Fund LP	Contract
NPC Credit Opportunities Fund GP, LLC	100
NPC Credit Opportunities Onshore Fund, LP	Contract
NPC Credit Opportunities Offshore Fund, LP	Contract
NPC Credit Opportunities Master Fund, LP	Contract
Nassau Alternative Investments LLC	100
NAMCO Services LLC	100
Nassau BPC Holdings LLC	Contract[2]
Nassau Insurance Group Holdings GP, LLC	Contract
Nassau Insurance Group Holdings, L.P.	Contract
The Nassau Companies	100
Nassau Life Insurance Company of Kansas	100
Nassau Life and Annuity Company	100
Nassau Life and Annuity Company ABS C-I	100
Nassau Life and Annuity Company ABS D-I	100
Lynbrook Re, Inc.	100
Nassau Distribution Holdings II LLC	100
Golub Capital NFG Lending Funding I, L.P.	100
Golub Capital NFG Lending Master Fund I, LLC	100
Golub Capital NFG Lending Funding II, L.P.	100
Golub Capital NFG Lending Master Fund II, LLC	100
Fortress Lending Fund IV (NFG) Rated Note Company LLC	50
Fortress Lending Fund IV (NFG) LP	100

2 Equity interests are owned by Nassau Asset Management LLC (11.92%), Nassau Life Insurance Company (22.02%), Nassau Life and Annuity Company (22.02%) and PHL Variable Insurance Company (44.04%).

NSRE Saybrus Holdings, LLC	100
Sunrise Re, Inc.	100
Nassau Re/Imagine LLC	100
Nassau Employee Co-Invest Fund II LLC	51[3]
The Nassau Companies of New York	100
Nassau CLO SPV-I LLC	100
Nassau CLO SPV-II LLC	100
Nassau Life Insurance Company	100
Nassau Life Insurance Company ABS A-I	100
Nassau Life Insurance Company ABS B-I	100

3 Current employees of The Nassau Companies of New York and its affiliates own 52%.

Item 30. Indemnification

Section 6.1 of the By-laws of NNY provides as follows:

To the full extent permitted by the laws of the State of New York, NNY shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a director, officer or employees of the company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the company, and at the time of such services, was a director, officer or employee of the company against judgements, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the company seeking indemnification may be entitled.

In addition, the directors and officers of the company are insured against certain liabilities arising out of their conduct in such capacities. The coverage is subject to certain terms and conditions and to the specified coverage limit set forth in the applicable policies.

Under the terms of the underwriting agreement between NNY and 1851 Securities, Inc., NNY will indemnify and hold harmless 1851 Securities, Inc. for any expenses, losses, claims, damages or liabilities (including attorney fees) incurred by reason of any material misrepresentation or omission in a registration statement or prospectus for a variable insurance product for which 1851 Securities, Inc. serves as principal underwriter; provided, however, NNY shall not be required to indemnify for any expenses, losses, claims, damages or liabilities which have resulted from the negligence, misconduct or wrongful act of 1851 Securities, Inc.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)	1851 Securities, Inc. is the principal underwriter for the contracts supported by the Registrant. 1851 Securities, Inc. acts as principal underwriter for the following investment companies (including the Registrant): First Investors Life Variable Annuity Fund C, First Investors Life Variable Annuity Fund D, First Investors Life Level Premium Variable Life Insurance (Separate Account B); First Investors Life Separate Account E, and First Investors Life Variable Annuity Fund A; Nassau Life Separate Account C; Nassau Life Separate Account D; Nassau Life Variable Accumulation Account; Nassau Life Variable Universal Life Account; PHL Variable Accumulation Account; PHL Variable Accumulation Account II; PHLVIC Variable Universal Life Account; Nassau Life and Annuity Variable Universal Life Account; Delaware Life NY Variable Account A; Delaware Life NY Variable Account B; Delaware Life NY Variable Account C; Delaware Life NY Variable Account D; and KBL Variable Account A. These investment companies are separate accounts of NNY or affiliates thereof. 1851 Securities, Inc. does not serve as depositor, sponsor or investment adviser to any investment companies.

(b)	The following are the directors and officers of 1851 Securities, Inc. Unless otherwise noted, each director’s and officer’s business address is One American Row, Hartford, CT 06103.

Name	Positions and Offices with Principal Underwriter

Stephen Anderson	Chief Compliance Officer and Director

Thomas M. Buckingham	Chairperson and Director

Susan Guazzelli	Vice President, Treasurer and Director

Ping Shao	President and Secretary

Peter Hosner, Jr.	Chief Financial Officer and Director

(c)	The following commissions and other compensation were received by 1851 Securities Inc., the principal underwriter for the contracts supported by the Registrant, from the Registrant during the Registrant’s last fiscal year (all such compensation was paid by NNY):

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
1851 Securities, Inc.	None	None	None	None

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

Not applicable

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are maintained by NNY at One American Row, Hartford, Connecticut 06102-5056.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

With regard to the variable investment options, NNY represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by NNY under the Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 29th day of April, 2026.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND (SEPARATE ACCOUNT C)
(Registrant)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer Nassau Life Insurance Company

NASSAU LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer Nassau Life Insurance Company

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-effective Amendment to Registration Statement No. 333-239741 on April 29, 2026.

Signature	Title

/s/ Phillip J. Gass	President, Chief Executive Officer and Director
*Phillip J. Gass

/s/ Kostas Cheliotis	Vice President, General Counsel, Secretary and Director
Kostas Cheliotis

/s/ Thomas M. Buckingham	Vice President, Chief Growth Officer, and Director
*Thomas M. Buckingham

/s/ Jordan Price	Vice President, Chief Financial Officer and Treasurer
*Jordan Price

/s/ Michael Magarian	Vice President, Chief Accounting Officer
*Michael Magarian

/s/ Kathy Belfi	Director
*Kathy Belfi

/s/ Kevin J. Gregson	Director
*Kevin J. Gregson

/s/ Leland C. Launer	Director
*Leland C. Launer

/s/ Thomas A. Williams	Director
*Thomas A. Williams

By:	/s/ Kostas Cheliotis
Kostas Cheliotis
*As Attorney-in-Fact pursuant to Powers of Attorney

INDEX OF EXHIBITS

Exhibit Number	Description
(l)	Consents of Independent Registered Public Accounting Firm